Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (loss) before income tax from continuing operations
Non-PRC	$ (5,323)	$ (2,052)	$ (1,336)
PRC	4,929	4,808	3,684
Total	$ (394)	$ 2,756	$ 2,348